Stock-based compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2011	Dec. 31, 2007
Class of Stock [Line Items]
Share-based compensation expense	$ 3,783,314
Share-based compensation expense	16,121,000	$ 16,268,000	$ 14,387,000
Unrecognized compensation expense	54,690
Nonemployees
Class of Stock [Line Items]
Share-based compensation expense	$ 22,164
Employees
Class of Stock [Line Items]
Options, granted	33,000	16,667	2,074,770
Options, exercised			2,074,770
Stock options, vested date	May 1, 2022	November 10, 2021
Employees #2
Class of Stock [Line Items]
Options, granted	33,000	16,666	145,854
Options, exercised			145,854
Stock options, vested date	May 1, 2023	November 10, 2022
External Advisors
Class of Stock [Line Items]
Options, granted	23,042	33,563	11,521
Employees and Board Members
Class of Stock [Line Items]
Options, granted	1,883,544	279,017
Share-based compensation expense	$ 3,761,150
Employees and Board Members #2
Class of Stock [Line Items]
Options, granted	16,714	5,381
Options, exercised	16,714	5,381
Employees #3
Class of Stock [Line Items]
Options, granted	34,000	33,334
Stock options, vested date	May 1, 2024	June 30, 2021
Employees #4
Class of Stock [Line Items]
Options, granted		33,333
Stock options, vested date		June 30, 2022
Employees #5
Class of Stock [Line Items]
Options, granted		33,333
Stock options, vested date		June 30, 2023
External Advisors #2
Class of Stock [Line Items]
Options, granted	6,521
Options, exercised	6,521
Common Shares - Class B
Class of Stock [Line Items]
Stock options, number of allocated shares	2,029,821	467,617	2,292,539
Options, exercise price	$ 0.71	$ 1.48	$ 0.99
Options, exercised	78,944	1,214,402
Common Shares - Class A
Class of Stock [Line Items]
Stock options, number of allocated shares	9,818,000
Options, exercise price	$ 0.01	$ 0	$ 0
WISeKey SA
Class of Stock [Line Items]
Options, granted		16,323	60,394
Options, exercised		16,323	60,394
WISeKey SA | the "ESOP 1"
Class of Stock [Line Items]
Stock options, number of allocated shares					2,632,500
Options, exercise price					$ 0.01
WISeKey SA | the "ESOP 2"
Class of Stock [Line Items]
Stock options, number of allocated shares				16,698,300
Options, exercise price				$ 0.01